Organization and Summary of Significant Accounting Policies - Schedule of Basic and Diluted (Loss) Income Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net (loss) income	$ (21,555)	$ (20,782)	$ (27,595)	$ 19,710	$ (13,461)
Net income attributable to participating securities				(18,823)
Net (loss) income attributable to common stockholders for basic net (loss) income per share			(27,595)	887	(13,461)
Denominator:
Weighted-average common shares outstanding			1,197	1,152	1,102
Basic net (loss) income per common share			$ (23.05)	$ 0.77	$ (12.22)
Numerator:
Net (loss) income attributable to common stockholders for basic net (loss) income per share			(27,595)	887	(13,461)
Reallocation of net (loss) income attributable to participating securities				483
Net (loss) income attributable to common stockholders for diluted net (loss) income per share			$ (27,595)	$ 1,370	$ (13,461)
Denominator:
Weighted-average number of common shares outstanding used in computing basic net (loss) income per common share			1,197	1,152	1,102
Dilutive effect of:
Stock options				752
Weighted-average number of common shares outstanding used in computing diluted net (loss) income per common share			1,197	1,904	1,102
Diluted net (loss) income per common share			$ (23.05)	$ 0.72	$ (12.22)
Pro Forma
Weighted-average shares used in the computation of basic net loss per common share above			1,197
Pro forma adjustment to reflect the assumed conversion of convertible preferred stock (unaudited)			9,824
Shares used to compute pro forma basic and diluted net loss per common share (unaudited)			11,021
Pro forma basic and diluted net loss per common share (unaudited)			$ (2.50)